United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/2012

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Baldwin Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19428

Form 13F File Number: 28-11586

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Peter Havens
Title: Chairman
Phone: 610-260-0453

Signature, Place, and Date of Signing:

Peter H Havens         West Conshohocken, PA       7/30/12
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 115
Form 13F Information Table Value Total: 164,246
                                       (thousands)
List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                                   VALUE    SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS     CUSIP   (X$1000)   PRN AMT  PRNCALLDSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------           -------------     --------   -------  -------    -- --- ------  -------  ----      -----  ---

Accenture Plc                       Common Stock      G1151C101      918       15,275SH     SOLE                 15,275
Ensco PLC                           Common Stock      G3157S106      470       10,000SH     SOLE                 10,000
UTI Worldwide Inc                   Common Stock      G87210103      146       10,000SH     SOLE                 10,000
ACE Limited                         Common Stock      H0023R105      337        4,550SH     SOLE                  4,550
Noble Drilling Corp                 Common Stock      H5833N103      374       11,500SH     SOLE                 11,500
Check Point Software Technologie    Common Stock      M22465104      242        4,880SH     SOLE                  4,880
Teekay LNG Partners                 PRTNRSP UNITS     Y8564M105    1,164       30,201SH     SOLE                 30,201
Teekay Offshore Partners LP         PRTNRSP UNITS     Y8565J101      427       15,275SH     SOLE                 15,275
AT&T Inc                            Common Stock      00206R102      415       11,649SH     SOLE                 11,649
Abbott Laboratories                 Common Stock      002824100      977       15,150SH     SOLE                 15,150
Allergan                            Common Stock      018490102      271        2,925SH     SOLE                  2,925
Amazon.com Inc                      Common Stock      023135106      913        4,000SH     SOLE                  4,000
America Movil Sa L Adr              Sponsored ADR     02364W105      222        8,524SH     SOLE                  8,524
American Tower REIT                 Common Stock      03027X100      845       12,091SH     SOLE                 12,091
Apache Corp                         Common Stock      037411105      724        8,243SH     SOLE                  8,243
Apple Computer Inc                  Common Stock      037833100    1,857        3,180SH     SOLE                  3,180
Berkshire Hathaway Cl A             CL A              084670108   94,458          756SH     SOLE                    756
Berkshire Hathaway Cl B             CL B              084670207    1,219       14,628SH     SOLE                 14,628
Blackstone Group Lp                 PRTNRSP UNITS     09253U108      141       10,750SH     SOLE                 10,750
Brazil Foods S A Adr                Sponsored ADR     10552T107      167       11,000SH     SOLE                 11,000
CH Robinson Worldwide Inc           Common Stock      12541W209      521        8,900SH     SOLE                  8,900
CNOOC Ltd                           Sponsored ADR       126132109    569        2,825SH     SOLE                  2,825
CVS Corp                            Common Stock        126650100    530       11,350SH     SOLE                 11,350
Carnival Corp                       Common Stock        143658300    279        8,139SH     SOLE                  8,139
Celanese Corp                       Common Stock        150870103    401       11,575SH     SOLE                 11,575
Celgene Corp                        Common Stock        151020104    892       13,900SH     SOLE                 13,900
ChevronTexaco Corp.                 Common Stock        166764100    703        6,666SH     SOLE                  6,666
Cisco Systems Inc                   Common Stock      17275R102      298       17,350SH     SOLE                 17,350
Coach Inc                           Common Stock        189754104    408        6,975SH     SOLE                  6,975
Colgate Palmolive Co                Common Stock        194162103    761        7,315SH     SOLE                  7,315
ConocoPhillips                      Common Stock      20825C104      399        7,139SH     SOLE                  7,139
Costco Wholesale Corporation        Common Stock      22160K105      941        9,900SH     SOLE                  9,900
Danaher Corp                        Common Stock        235851102  1,062       20,400SH     SOLE                 20,400
Devon Energy Corp                   Common Stock      25179M103      244        4,202SH     SOLE                  4,202
Dominion Resources Inc              Common Stock      25746U109      446        8,250SH     SOLE                  8,250
Duke Energy Corp.                   Common Stock      26441C105      226        9,792SH     SOLE                  9,792
EMC Corp                            Common Stock        268648102    717       27,981SH     SOLE                 27,981
Enterprise Products Partners        Unit Ltd Partn      293792107  1,600       31,225SH     SOLE                 31,225
Exxon Mobil Corporation             Common Stock      30231G102    1,551       18,121SH     SOLE                 18,121
FedEx Corp                          Common Stock      31428X106      709        7,737SH     SOLE                  7,737
Fluor Corp                          Common Stock        343412102    667       13,525SH     SOLE                 13,525
Ford Motor Company                  Common Stock        345370860    115       12,000SH     SOLE                 12,000
Freeport McMoRan Cp&Gld B           Common Stock      35671D857      447       13,125SH     SOLE                 13,125
General Electric Co                 Common Stock        369604103    658       31,575SH     SOLE                 31,575
Goldman Sachs Group Inc             Common Stock      38141G104      340        3,545SH     SOLE                  3,545
Google Inc                          Common Stock      38259P508      638        1,100SH     SOLE                  1,100
HSBC PLC Spon ADR                   SPON ADR NEW        404280406    339        7,684SH     SOLE                  7,684
Icici Bank Ltd Adr                  ADR               45104G104      319        9,847SH     SOLE                  9,847
Infosys Technologies Ltd            Sponsored ADR       456788108    481       10,674SH     SOLE                 10,674
Intel Corp                          Common Stock        458140100    626       23,500SH     SOLE                 23,500
International Business Machines     Common Stock        459200101    869        4,444SH     SOLE                  4,444
iShares TIPS Bond Fund              Barclys TIPS BD     464287176    712        5,945SH     SOLE                  5,945
iShares Barclays Aggregate Bond     Barclys USAGG BD    464287226    207        1,863SH     SOLE                  1,863
iShares MSCI Emerging Markets In    MSCI Emerg Mkt      464287234    641       16,390SH     SOLE                 16,390
iShares MSCI EAFE Index Fund        MSCI EAFE IDX       464287465    380        7,600SH     SOLE                  7,600
iShares S&P Smallcap 600            S&P Smlcap 600      464287804  1,157       15,785SH     SOLE                 15,785
Itau UniBanco Multiplo ADR          SPONS ADR           465562106    647       46,465SH     SOLE                 46,465
J.P. Morgan Chase & Co              Common Stock      46625H100      598       16,741SH     SOLE                 16,741
Johnson & Johnson                   Common Stock        478160104    613        9,075SH     SOLE                  9,075
Kinder Morgan Energy Partners LP    UT LTD Partner      494550106    523        6,650SH     SOLE                  6,650
Lowes Companies Inc                 Common Stock        548661107    523       18,375SH     SOLE                 18,375
Mc Cormick & Co Inc N-Vt            Common Stock        579780206    249        4,100SH     SOLE                  4,100
Merck & Co Inc                      Common Stock      58933Y105      358        8,575SH     SOLE                  8,575
Metlife Inc                         Common Stock      59156R108      361       11,701SH     SOLE                 11,701
Mettler Toledo Intl Inc             Common Stock        592688105    873        5,602SH     SOLE                  5,602
Microsoft Corp.                     Common Stock        594918104    359       11,740SH     SOLE                 11,740
Nike Inc                            Common Stock        654106103    878       10,000SH     SOLE                 10,000
Noble Energy Inc                    Common Stock        655044105    787        9,275SH     SOLE                  9,275
Norfolk Southern Corp               Common Stock        655844108    363        5,057SH     SOLE                  5,057
Oneok Partners LP                   Unit Ltd Partn    68268N103    1,055       19,626SH     SOLE                 19,626
Oracle Corp                         Common Stock      68389X105      872       29,350SH     SOLE                 29,350
Pepsico Inc.                        Common Stock        713448108    578        8,175SH     SOLE                  8,175
Petroleo Brasileiro Adr             Sponsored ADR     71654V408      439       23,388SH     SOLE                 23,388
Plains All American Pipeline LP     Unit Ltd Partn      726503105    396        4,900SH     SOLE                  4,900
Plains Exploration & Production     Common Stock        726505100    418       11,875SH     SOLE                 11,875
Potash Corp of Saskatchewan Inc     Common Stock      73755L107      434        9,927SH     SOLE                  9,927
Powershs Water Resources Ptf        Water Resource    73935X575      234       12,925SH     SOLE                 12,925
PowerShares MENA                    MENA Frntr ETF    73936Q603      380       35,642SH     SOLE                 35,642
Praxair Inc                         Common Stock      74005P104    1,533       14,100SH     SOLE                 14,100
Precision Castparts Corp            Common Stock        740189105    670        4,075SH     SOLE                  4,075
Procter & Gamble Co.                Common Stock        742718109    357        5,823SH     SOLE                  5,823
Prudential Financial Inc            Common Stock        744320102    396        8,175SH     SOLE                  8,175
Qualcomm Inc                        Common Stock        747525103  1,683       30,225SH     SOLE                 30,225
Rydex S&P Equal Weight ETF          S&P 500 Eq TRD    78355W106      525       10,600SH     SOLE                 10,600
S&P DEP Receipts                    Unit SER 1        78462F103      972        7,140SH     SOLE                  7,140
SPDR Gold Trust                     Gold SHS          78463V107      512        3,300SH     SOLE                  3,300
SPDR DB Int'l Govt Inflation-Pro    DB INT GVT ETF    78464A490      530        9,000SH     SOLE                  9,000
San Juan Basin Royalty Trust        UNIT BEN INT        798241105    371       24,750SH     SOLE                 24,750
Sandisk Corp                        Common Stock      80004C101      569       15,600SH     SOLE                 15,600
SAP Aktiengesell                    Sponsored ADR       803054204    210        3,533SH     SOLE                  3,533
Schlumberger Ltd                    Common Stock        806857108  1,318       20,308SH     SOLE                 20,308
Consumer Staples Sector SPDR Fun    SBI Cons STPLS    81369Y308      278        8,000SH     SOLE                  8,000
J M Smuckers Co                     Common Stock        832696405    650        8,602SH     SOLE                  8,602
Starbucks Corp                      Common Stock        855244109    448        8,400SH     SOLE                  8,400
Symantec Corp                       Common Stock        871503108    205       14,000SH     SOLE                 14,000
Taiwan Semiconductor MFG Co LTD     Sponsored ADR       874039100    376       26,966SH     SOLE                 26,966
Take Two Interactive Software In    Common Stock        874054109    142       15,000SH     SOLE                 15,000
Target Corporation                  Common Stock      87612E106      854       14,675SH     SOLE                 14,675
Tata Motors LTD                     Sponsored ADR       876568502    512       23,328SH     SOLE                 23,328
Teva Pharmaceutical Ind             ADR                 881624209  1,365       34,607SH     SOLE                 34,607
Textron Incorporated                Common Stock        883203101    303       12,200SH     SOLE                 12,200
Thermo Fisher Scientific            Common Stock        883556102    579       11,150SH     SOLE                 11,150
Thoratec Corp                       Common Stock        885175307  1,461       43,500SH     SOLE                 43,500
3M Company                          Common Stock      88579Y101      616        6,875SH     SOLE                  6,875
Tigerlogic Corp.                    Common Stock      8867EQ101       82       40,000SH     SOLE                 40,000
Tractor Supply Company              Common Stock        892356106    208        2,500SH     SOLE                  2,500
Union Pacific Corp                  Common Stock        907818108    901        7,550SH     SOLE                  7,550
Vale S.A.                           ADR               91912E105      454       22,855SH     SOLE                 22,855
Varian Medical Systems Inc          Common Stock      92220P105    1,013       16,675SH     SOLE                 16,675
Verizon Communications              Common Stock      92343V104      298        6,702SH     SOLE                  6,702
Visa Inc.                           Common Stock      92826C839    1,071        8,664SH     SOLE                  8,664
Vodafone Group PLC                  Spons ADR New     92857W209      687       24,394SH     SOLE                 24,394
Wells Fargo & Co.                   Common Stock        949746101    559       16,725SH     SOLE                 16,725
Windstream Corp                     Common Stock      97381W104      253       26,150SH     SOLE                 26,150
Yum! Brands Inc                     Common Stock        988498101  1,207       18,735SH     SOLE                 18,735